Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (90.9%)
Argentina (0.0%)
*	Banco Macro SA ADR	2,430	248
Brazil (6.8%)
	B3 SA - Brasil Bolsa Balcao	5,101,300	15,655
	Ambev SA	4,710,011	13,290
	Vale SA	563,100	9,022
	Banco Do Brasil SA	1,653,000	7,921
*	Natura Cosmeticos SA	4,352,000	7,252
	Axia Energia	600,200	6,201
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	281,262	4,315
	Banco Bradesco SA ADR	891,822	3,612
	Cia de Saneamento Basico do Estado de Sao Paulo	98,742	2,650
	Petroleo Brasileiro SA - Petrobras	247,910	1,903
	Telefonica Brasil SA	225,400	1,601
	Petroleo Brasileiro SA - Petrobras ADR	96,034	1,379
	BB Seguridade Participacoes SA	171,429	1,215
	Rumo SA	420,344	1,179
[1]	Rede D'Or Sao Luiz SA	101,236	815
	Banco Santander Brasil SA	111,707	771
	WEG SA	68,016	668
	Raia Drogasil SA	129,044	601
	Banco BTG Pactual SA	44,800	510
	Embraer SA	15,780	291
			80,851
Canada (1.5%)
*	First Quantum Minerals Ltd.	282,229	7,978
	Lundin Mining Corp.	237,033	5,979
*	Valeura Energy Inc.	476,985	3,538
			17,495
Chile (0.6%)
*	Sociedad Quimica y Minera de Chile SA ADR	68,110	5,234
	Plaza SA	218,427	950
	Banco Santander Chile	8,525,145	750
			6,934
China (24.3%)
	Tencent Holdings Ltd.	691,984	53,187
	Alibaba Group Holding Ltd.	1,790,023	38,080
	China Overseas Land & Investment Ltd.	7,662,885	13,733
*	Baidu Inc. Class A	611,963	11,730
	Ping An Insurance Group Co. of China Ltd. Class H	1,193,500	11,070
	Haier Smart Home Co. Ltd. Class H	3,069,400	10,119
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	173,470	8,753
	Weichai Power Co. Ltd. Class H	2,502,265	8,482
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	3,212,100	7,978
	China Merchants Bank Co. Ltd. Class A	1,364,000	7,587
	Zhongsheng Group Holdings Ltd.	4,281,633	6,379
	ZTO Express Cayman Inc. ADR	265,929	5,832
	China Merchants Bank Co. Ltd. Class H	918,743	5,613
	Midea Group Co. Ltd. Class A	456,186	5,095
	China Construction Bank Corp. Class H	4,583,242	4,628
	Montage Technology Co. Ltd. Class A	167,413	4,370
	Kweichow Moutai Co. Ltd. Class A	21,585	4,351
	People's Insurance Co. Group of China Ltd. Class H	4,905,439	4,265
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	4,235
	Zijin Mining Group Co. Ltd. Class H	756,000	3,942
*	Didi Global Inc. ADR	810,559	3,818
	Kanzhun Ltd. ADR	193,263	3,579
*,1	Meituan Class B	275,400	3,405
*	Luckin Coffee Inc. ADR	92,816	3,097

		Shares	Market Value ($000)
	NAURA Technology Group Co. Ltd. Class A	45,000	3,073
	ENN Energy Holdings Ltd.	355,491	3,060
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	616,500	2,765
	ZTO Express Cayman Inc.	117,350	2,591
[1]	Haidilao International Holding Ltd.	1,156,000	2,357
*,2	Pony AI Inc. ADR	164,330	2,281
	Anker Innovations Technology Co. Ltd. Class A	154,630	2,216
	Goneo Group Co. Ltd. Class A	318,274	1,914
[1]	Kuaishou Technology	186,900	1,910
	Yum China Holdings Inc.	38,133	1,896
*	BeOne Medicines Ltd. Class H	69,550	1,834
	JD.com Inc. Class A	125,501	1,790
	Trip.com Group Ltd.	28,738	1,764
	PetroChina Co. Ltd. Class H	1,438,482	1,709
	Alibaba Group Holding Ltd. ADR	9,860	1,672
	Midea Group Co. Ltd. Class A (XSEC)	142,700	1,594
	ANTA Sports Products Ltd.	158,602	1,584
	Tencent Music Entertainment Group Class A	169,726	1,425
	KE Holdings Inc. ADR	72,119	1,350
	Anhui Conch Cement Co. Ltd. Class H	381,658	1,210
	Brilliance China Automotive Holdings Ltd.	2,290,000	1,184
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	1,130
	Shenzhen Inovance Technology Co. Ltd. Class A	101,677	1,093
	Minth Group Ltd.	206,846	974
	NetEase Inc.	35,483	920
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	101,605	871
	China Merchants Bank Co. Ltd. Class A	152,300	847
[1]	Yadea Group Holdings Ltd.	584,492	826
*	Sany Heavy Industry Co. Ltd. Class H	269,800	822
*,1	Xiaomi Corp. Class B	181,350	821
	Tencent Music Entertainment Group ADR	46,912	787
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	130,009	777
	Hangzhou Tigermed Consulting Co. Ltd. Class A	80,940	734
*	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	80,087	702
	China Railway Group Ltd. Class H	1,209,454	698
*	GenFleet Therapeutics Shanghai Inc. Class H	166,676	656
[1]	WuXi AppTec Co. Ltd. Class H	42,223	601
	Yum China Holdings Inc. (XNYS)	6,829	337
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	484,801	310
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	2,900	154
	Trip.com Group Ltd. ADR	1,558	96
*	Minimax Group Inc.	40	2
			288,665
Greece (0.2%)
	Bank of Cyprus Holdings plc	125,218	1,382
	Alpha Bank SA	247,028	1,182
	Bank of Cyprus Holdings plc (XCYS)	5,634	62
			2,626
Hong Kong (3.7%)
	Galaxy Entertainment Group Ltd.	2,030,000	10,314
[1]	WH Group Ltd.	8,401,500	9,914
	Shenzhou International Group Holdings Ltd.	806,600	6,415
	Pacific Basin Shipping Ltd.	15,422,139	6,057
	Man Wah Holdings Ltd.	5,979,204	3,709
	AIA Group Ltd.	250,801	2,894
	Yue Yuen Industrial Holdings Ltd.	1,224,500	2,731
*	Zijin Gold International Co. Ltd.	62,092	1,720
*	Duality Biotherapeutics Inc.	16,186	683
			44,437
Hungary (2.0%)
	OTP Bank Nyrt	107,419	13,517
	MOL Hungarian Oil & Gas plc	449,745	5,493
	Richter Gedeon Nyrt	158,009	5,286
			24,296
India (8.0%)
	Reliance Industries Ltd.	836,902	12,717
	HDFC Bank Ltd.	1,036,670	10,482
	Axis Bank Ltd.	485,921	7,250

		Shares	Market Value ($000)
	UPL Ltd.	911,524	6,984
	Kotak Mahindra Bank Ltd.	1,041,240	4,621
	UltraTech Cement Ltd.	29,158	4,030
[1]	InterGlobe Aviation Ltd.	78,762	3,936
	Tata Consultancy Services Ltd.	101,442	3,450
*	Delhivery Ltd.	663,478	3,052
	HDFC Bank Ltd. ADR	82,269	2,664
[1]	HDFC Life Insurance Co. Ltd.	321,286	2,555
	IDFC First Bank Ltd.	2,332,248	2,122
	Mahindra & Mahindra Ltd.	48,773	1,821
	REC Ltd.	437,983	1,736
	Larsen & Toubro Ltd.	39,968	1,710
	ICICI Bank Ltd.	115,918	1,709
	Bharti Airtel Ltd. (XNSE)	79,273	1,700
	Adani Ports & Special Economic Zone Ltd.	105,573	1,632
	Hindustan Unilever Ltd.	61,619	1,591
*	PB Fintech Ltd.	86,641	1,561
	Godrej Consumer Products Ltd.	117,118	1,471
*	Amber Enterprises India Ltd.	21,630	1,346
	Varun Beverages Ltd.	253,733	1,300
	ICICI Bank Ltd. ADR	41,972	1,229
	Hyundai Motor India Ltd.	49,070	1,172
[1]	SBI Life Insurance Co. Ltd.	52,946	1,152
	Bajaj Holdings & Investment Ltd.	9,594	1,127
	Eicher Motors Ltd.	14,199	1,100
	Ashok Leyland Ltd.	494,433	1,059
	Bajaj Auto Ltd.	9,345	976
[2]	Infosys Ltd. ADR	55,400	974
	Ambuja Cements Ltd.	172,879	961
	Fortis Healthcare Ltd.	80,843	749
	Apollo Hospitals Enterprise Ltd.	8,576	649
	Oil & Natural Gas Corp. Ltd.	212,039	622
	Bajaj Finserv Ltd.	27,296	580
	Infosys Ltd.	27,000	483
	Bharat Electronics Ltd.	88,786	434
*	Dr. Agarwal's Health Care Ltd.	87,300	411
	Phoenix Mills Ltd.	14,116	257
*,3	Kwality Wall's India Ltd.	58,746	26
			95,401
Indonesia (1.4%)
	Bank Rakyat Indonesia Persero Tbk PT	55,049,893	12,496
	Bank Central Asia Tbk PT	6,281,842	2,776
	Bank Mandiri Persero Tbk PT	2,488,020	716
			15,988
Mexico (1.4%)
	Grupo Financiero Banorte SAB de CV Class O	470,563	5,320
	Wal-Mart de Mexico SAB de CV	1,075,036	3,412
	Fomento Economico Mexicano SAB de CV ADR	27,794	2,901
*	Vista Energy SAB de CV ADR	41,585	2,515
	Grupo Mexico SAB de CV Series B	209,599	2,327
			16,475
Other (0.6%)
[4]	Vanguard FTSE Emerging Markets ETF	119,363	6,740
Poland (0.8%)
*	KGHM Polska Miedz SA	72,357	6,714
*,1	Allegro.eu SA	274,957	2,259
	Alior Bank SA	29,942	977
			9,950
Romania (0.0%)
	Banca Transilvania SA	67,158	507
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	GMK Norilskiy Nickel PAO	124,700	—

		Shares	Market Value ($000)
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	35,630	—
*,3	Novatek PJSC GDR (Registered)	422	—
*,2,3	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.0%)
[1]	Saudi Arabian Oil Co.	994,690	6,838
	Saudi National Bank	217,851	2,604
	Saudi Tadawul Group Holding Co.	31,478	1,348
	Saudi Basic Industries Corp.	37,077	562
	Dr Sulaiman Al Habib Medical Services Group Co.	5,060	353
			11,705
Singapore (0.8%)
	Wilmar International Ltd.	3,747,000	10,005
South Africa (1.7%)
	Impala Platinum Holdings Ltd.	352,591	6,572
	FirstRand Ltd.	533,127	3,041
	Anglogold Ashanti plc (XNYS)	31,119	2,890
	Harmony Gold Mining Co. Ltd.	114,261	2,428
	Capitec Bank Holdings Ltd.	8,077	2,168
	Discovery Ltd.	103,406	1,508
	Naspers Ltd. Class N	15,141	927
*	Sibanye Stillwater Ltd. ADR	28,237	477
	PSG Financial Services Ltd.	41,096	69
			20,080
South Korea (9.5%)
	Samsung Electronics Co. Ltd. (XKRX)	375,610	41,495
	SK Hynix Inc.	35,290	22,034
	Hyundai Motor Co.	26,502	9,225
	Hyundai Mobis Co. Ltd.	23,799	7,436
	Hankook Tire & Technology Co. Ltd.	159,893	7,072
	KB Financial Group Inc.	54,210	5,074
	Shinhan Financial Group Co. Ltd.	85,140	4,976
	Hyundai Glovis Co. Ltd.	25,853	4,359
	Orion Corp.	50,394	4,102
	Doosan Bobcat Inc.	83,846	3,414
	DB Insurance Co. Ltd.	31,502	3,110
	KT Corp. ADR	1,800	38
			112,335
Taiwan (14.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,185,218	120,834
	MediaTek Inc.	220,337	12,222
	Compal Electronics Inc.	6,366,000	6,570
	ASPEED Technology Inc.	20,296	5,676
	Chroma ATE Inc.	175,278	5,382
	Hon Hai Precision Industry Co. Ltd.	713,685	4,933
	Accton Technology Corp.	129,000	4,510
	Nien Made Enterprise Co. Ltd.	186,000	2,510
	CTBC Financial Holding Co. Ltd.	1,385,143	2,232
	Airtac International Group	55,521	2,009
	Silergy Corp.	197,000	1,739
	E Ink Holdings Inc.	215,000	1,195
	Uni-President Enterprises Corp.	507,886	1,155
	Nan Ya Plastics Corp.	350,000	837
			171,804
Thailand (2.0%)
	SCB X PCL	2,007,800	8,643
	Bangkok Bank PCL NVDR	802,000	4,023
	Indorama Ventures PCL NVDR	5,776,500	3,741
	Bangkok Bank PCL (Registered)	708,200	3,553
	True Corp. PCL NVDR	6,029,111	2,220
	PTT Exploration & Production PCL	229,136	896
	Bangkok Dusit Medical Services PCL NVDR	454,682	290
			23,366

		Shares	Market Value ($000)
Turkiye (0.7%)
	Akbank TAS	3,890,789	8,323
United Arab Emirates (0.9%)
	Emaar Properties PJSC	1,487,085	6,083
	Emirates NBD Bank PJSC	231,395	1,960
	Abu Dhabi Commercial Bank PJSC	286,807	1,190
	Abu Dhabi Islamic Bank PJSC	163,793	1,086
	Aldar Properties PJSC	304,833	797
			11,116
United Kingdom (1.1%)
*,1,2	Wizz Air Holdings plc	388,429	7,534
	Antofagasta plc	35,863	1,777
[1]	Airtel Africa plc	357,771	1,560
	Anglo American plc	29,117	1,350
	Standard Chartered plc	33,700	862
			13,083
United States (6.6%)
	Credicorp Ltd.	50,623	18,064
*	MercadoLibre Inc.	7,337	15,758
*	Kaspi.KZ JSC ADR (Registered)	70,906	5,401
	Cognizant Technology Solutions Corp. Class A	65,080	5,341
*	Sea Ltd. ADR	41,007	4,777
	Arcos Dorados Holdings Inc. Class A	532,271	4,354
*	NU Holdings Ltd. Class A	233,891	4,152
*	Globant SA	56,876	3,804
*	Fabrinet	7,354	3,599
*	VEON Ltd. ADR	53,492	2,923
	Copa Holdings SA Class A	21,020	2,867
*	Coupang Inc.	139,196	2,806
*	Grab Holdings Ltd. Class A	390,258	1,678
	Freeport-McMoRan Inc.	23,076	1,390
*	MakeMyTrip Ltd.	14,866	927
*	PicS NV	7,500	135
			77,976
Vietnam (0.8%)
	Vietnam Dairy Products JSC	1,915,970	5,233
	Mobile World Investment Corp.	792,000	2,845
	FPT Corp.	396,700	1,597
			9,675
Total Common Stocks (Cost $745,000)			1,080,081
Preferred Stocks (3.2%)
	Petroleo Brasileiro SA - Petrobras Preference Shares	1,384,700	9,935
	Samsung Electronics Co. Ltd. Preference Shares	112,627	9,123
	Cia Energetica de Minas Gerais Preference Shares	4,040,584	8,814
	Itau Unibanco Holding SA Preference Shares	1,011,424	8,744
*	Axia Energia Preference Shares Class C	130,714	1,311
*	Raizen SA Preference Shares	2,547,300	499
Total Preferred Stocks (Cost $27,111)			38,426

		Shares	Market Value ($000)
Temporary Cash Investments (6.3%)
Money Market Fund (6.3%)
[5,6]	Vanguard Market Liquidity Fund, 3.704% (Cost $74,340)	743,451	74,345
Total Investments (100.4%) (Cost $846,451)			1,192,852
Other Assets and Liabilities—Net (-0.4%)			(4,673)
Net Assets (100%)			1,188,179
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $47,354, representing 4.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,969.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $7,091 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2026	737	56,041	2,394
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	198,279	1,700	—	199,979
Common Stocks—Other	37,863	842,213	26	880,102
Preferred Stocks	29,303	9,123	—	38,426
Temporary Cash Investments	74,345	—	—	74,345
Total	339,790	853,036	26	1,192,852
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,394	—	—	2,394
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,285	11,119	6,848	50	134	37	—	6,740
Vanguard Market Liquidity Fund	64,782	NA1	NA1	1	(2)	608	—	74,345
Total	67,067	11,119	6,848	51	132	645	—	81,085
1	Not applicable—purchases and sales are for temporary cash investment purposes.